Allowance for Loan Losses - Allowance for Credit Losses and Recorded Investments in Loans (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Loan Losses
Beginning balance				$ 2,427				$ 2,283	$ 2,427	$ 2,283	$ 1,680
Total provision	314	270	243	253	292	409	291	303	1,080	1,295	1,419
Charge-offs									(1,151)	(1,183)	(1,405)
Student loan sales									(8)	(10)	(8)
Reclassification of interest reserve									29	42	48
Consolidation of securitization trusts											549
Ending Balance	2,377				2,427				2,377	2,427	2,283
Allowance:
Ending balance: individually evaluated for impairment	1,161				813				1,161	813	173
Ending balance: collectively evaluated for impairment	1,216				1,614				1,216	1,614	2,110
Loans:
Ending balance: individually evaluated for impairment	7,629				5,406				7,629	5,406	558
Ending balance: collectively evaluated for impairment	156,792				170,834				156,792	170,834	185,294
FFELP Loans [Member]
Allowance for Loan Losses
Beginning balance				187				189	187	189	161
Total provision									72	86	98
Charge-offs									(92)	(78)	(87)
Student loan sales									(8)	(10)	(8)
Consolidation of securitization trusts											25
Ending Balance	159				187				159	187	189
Allowance:
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	159				187				159	187	189
Loans:
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	124,335				136,643				124,335	136,643	146,938
Charge-offs as a percentage of average loans in repayment									0.10%	0.08%	0.11%
Charge-offs as a percentage of average loans in repayment and forbearance									0.08%	0.07%	0.09%
Allowance as a percentage of the ending total loan balance									0.13%	0.14%	0.13%
Allowance as a percentage of the ending loans in repayment									0.18%	0.20%	0.20%
Allowance coverage of charge-offs									1.7	2.4	2.2
Ending total loans	124,335				136,643				124,335	136,643	146,938
Average loans in repayment									91,653	94,359	82,255
Ending loans in repayment	90,731				94,181				90,731	94,181	96,696
Private Education Loans, Net [Member]
Allowance for Loan Losses
Beginning balance				2,171				2,022	2,171	2,022	1,443
Total provision									1,008	1,179	1,298
Charge-offs									(1,037)	(1,072)	(1,291)
Reclassification of interest reserve									29	42	48
Consolidation of securitization trusts											524
Ending Balance	2,171				2,171				2,171	2,171	2,022
Allowance:
Ending balance: individually evaluated for impairment	1,126				762				1,126	762	114
Ending balance: collectively evaluated for impairment	1,045				1,409				1,045	1,409	1,908
Loans:
Ending balance: individually evaluated for impairment	7,560				5,313				7,560	5,313	444
Ending balance: collectively evaluated for impairment	32,341				34,021				32,341	34,021	38,128
Charge-offs as a percentage of average loans in repayment									3.37%	3.72%	5.04%
Charge-offs as a percentage of average loans in repayment and forbearance									3.24%	3.55%	4.79%
Allowance as a percentage of the ending total loan balance									5.44%	5.52%	5.24%
Allowance as a percentage of the ending loans in repayment									6.89%	7.19%	7.26%
Allowance coverage of charge-offs									2.1	2.0	1.6
Ending total loans	39,901				39,334				39,901	39,334	38,572
Average loans in repayment									30,750	28,790	25,596
Ending loans in repayment	31,514				30,185				31,514	30,185	27,852
Other Loans [Member]
Allowance for Loan Losses
Beginning balance				69				72	69	72	76
Total provision										30	23
Charge-offs									(22)	(33)	(27)
Ending Balance	47				69				47	69	72
Allowance:
Ending balance: individually evaluated for impairment	35				51				35	51	59
Ending balance: collectively evaluated for impairment	12				18				12	18	13
Loans:
Ending balance: individually evaluated for impairment	69				93				69	93	114
Ending balance: collectively evaluated for impairment	116				170				116	170	228
Charge-offs as a percentage of average loans in repayment									9.51%	11.30%	6.95%
Charge-offs as a percentage of average loans in repayment and forbearance									9.51%	11.30%	6.95%
Allowance as a percentage of the ending total loan balance									25.39%	26.26%	21.18%
Allowance as a percentage of the ending loans in repayment									25.39%	26.26%	21.18%
Allowance coverage of charge-offs									2.1	2.1	2.7
Ending total loans	185				263				185	263	342
Average loans in repayment									231	294	383
Ending loans in repayment	$ 185				$ 263				$ 185	$ 263	$ 342